SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT DEPRECIATION RATE
Rate of depreciation	%

Laboratory equipment	20-33
Furniture and equipment	7-15
Computers	33
Vehicle	15

SCHEDULE OF WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES

The net loss and the weighted average number of shares used in computing basic and diluted net loss per share for the period of three months ended March 31, 2022 and 2021, is as follows:

	Three month period ended
	2022	2021
	Unaudited	Unaudited

Numerator:
Net loss attributable to common shareholders	$7,588	$17,557
Revaluation of liability related to warrants to purchase shares of common Stock	-	168

Net loss attributable to common shareholders	$7,588	$17,725

Denominator:
Shares of common stock used in computing basic net loss per share	1,036,898,212	462,650,478
Incremental shares from assumed exercise of warrants to purchase shares of common stock	-	1,564,074

Shares of common stock used in computing diluted net loss per share	1,036,898,212	464,214,552
Net loss per share of common stock, basic and diluted	$0.01	$0.04